CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Retained earnings/(Accumulated Deficit) [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] CNY (¥)	Noncontrolling Interests [Member] CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2016	¥ 18	¥ 20,907,599	¥ (3,070,735)	¥ (138,597)	¥ 67,434	¥ 17,765,719
Balance, shares at Dec. 31, 2016 | shares	289,670,997
Net income/(loss)	¥ 0	0	1,384,575	0	4,667	1,389,242
Share-based compensation	0	339,835	0	0	0	339,835
Exercise of share options and restricted share units	¥ 0	100,801	0	0	0	100,801
Exercise of share options and restricted share units, shares | shares	4,294,134
Deemed dividend to mezzanine classified noncontrolling interests	¥ 0	(99,507)	0	0	0	(99,507)
Foreign currency translation adjustment, net of nil tax	0	0	0	82,926	0	82,926
Contribution from noncontrolling interests	0	0	0	0	164,589	164,589
Disposal of subsidiaries	0	87,781	0	0	(15,004)	72,777
Others	0	2,278	(3,523)	0	0	(1,245)
Balance at Dec. 31, 2017	¥ 18	21,338,787	(1,689,683)	(55,671)	221,686	19,815,137
Balance, shares at Dec. 31, 2017 | shares	293,965,131
Net income/(loss)	¥ 0	0	2,129,197	0	(139)	2,129,058
Share-based compensation	0	414,685	0	0	28,627	443,312
Exercise of share options and restricted share units	¥ 1	13,517	0	0	0	13,518
Exercise of share options and restricted share units, shares | shares	2,479,448
Deemed dividend to mezzanine classified noncontrolling interests	¥ 0	(132,202)	0	0	0	(132,202)
Foreign currency translation adjustment, net of nil tax	0	0	0	15,049	437	15,486
Capital injection from noncontrolling interests	0	0	0	0	80,000	80,000
Acquisition of noncontrolling interests in subsidiaries	0	(13,122)	0	0	(36,689)	(49,811)
Disposal of subsidiaries	0	0	0	0	6,410	6,410
Others	0	0	0	0	(4,145)	(4,145)
Balance at Dec. 31, 2018	¥ 19	21,621,665	439,514	(40,622)	296,187	¥ 22,316,763
Balance, shares at Dec. 31, 2018 | shares	296,444,579					296,444,579	296,444,579
Net income/(loss)	¥ 0	0	8,453,259	0	(8,033)	¥ 8,445,226	$ 1,210,577
Share-based compensation	0	499,128	0	0	27,866	526,994
Exercise of share options and restricted share units	¥ 0	4,108	0	0	0	4,108
Exercise of share options and restricted share units, shares | shares	2,832,834
Deemed dividend to mezzanine classified noncontrolling interests	¥ 0	(175,045)	0	0	0	(175,045)
Foreign currency translation adjustment, net of nil tax	0	0	0	136,525	846	137,371	19,691
Capital injection from noncontrolling interests	0	0	0	0	118,000	118,000
Acquisition of noncontrolling interests in subsidiaries	0	(7,027)	0	0	(21,086)	(28,113)
Others	0	0	0	0	(5,655)	(5,655)
Balance at Dec. 31, 2019	¥ 19	¥ 21,942,829	¥ 8,892,773	¥ 95,903	¥ 408,125	¥ 31,339,649	$ 4,492,366
Balance, shares at Dec. 31, 2019 | shares	299,277,413					299,277,413	299,277,413